LOANS (covered) - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 224,694		$ 344,410		$ 509,945
Reclassification from non-accretable difference	1,470		29,606		39,079
Accretion	(58,422)		(91,485)		(125,524)
Other net activity	(34,071)	[1]	(57,837)	[1]	(79,090)	[1]
Balance at end of period	$ 133,671		$ 224,694		$ 344,410

[1]	Includes the impact of loan repayments and charge-offs.